Shareholder Report, Holdings (Details) - C000215717	Jan. 31, 2026
464287242 | iShares iBoxx $ Investment Grade Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	17.70%
464288588 | iShares MBS ETF
Holdings [Line Items]
Percent of Net Asset Value	17.10%
464287440 | iShares 7-10 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.90%
46429B267 | iShares U.S. Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.30%
47103U845 | Janus Henderson AAA CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
47103U753 | Janus Henderson B-BBB CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
912797RV1 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	5.50%
29250NAW5 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
04010LBK8 | Ares Capital Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.60%
90932LAH0 | United Airlines, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Financials02005NBM1
Holdings [Line Items]
Percent of Total Investments	11.80%
Fixed Income - Other464287440
Holdings [Line Items]
Percent of Total Investments	82.70%
U.S. Treasury Obligations912797RV1
Holdings [Line Items]
Percent of Total Investments	5.50%
Communications
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Financials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	81.50%